Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating activities:
Net earnings (loss)	$ (184,034)	$ 20,490	$ (140,481)	$ 123,179
Items not involving cash:
Depreciation and amortization	52,701	51,528	166,053	150,478
Share-based compensation (note 12)	1,986	947	4,404	2,961
Amortization of deferred financing fees	3,385	3,799	9,751	10,390
Amounts reclassified from other comprehensive loss to interest expense	1,166	786	2,761	2,503
Unrealized change in fair value of financial instruments	(20,921)	17,017	9,429	(18,390)
Refinancing expenses	905	1,616	1,677	3,920
Equity loss (income) on investment	4,562	(1,683)	594	(3,017)
Operating leases	(5,472)	(2,733)	(13,788)	(6,086)
Vessel impairments	202,775	0	202,775	0
Expenses related to customer bankruptcy (note 4)	18,883	0	18,883	0
Loss on disposal (note 5)	16,487	0	16,487	0
Other income	0	0	0	(6,600)
Other	7	1,771	51	6,145
Changes in assets and liabilities:
Accounts receivable	(10,889)	(6,155)	(18,062)	(10,820)
Lease receivable	5,336	5,336	15,892	15,834
Prepaid expenses	(3,744)	(2,746)	339	(15,568)
Other assets and deferred charges	(2,836)	(3,661)	(18,201)	(16,174)
Accounts payable and accrued liabilities	3,909	(4,053)	(4,387)	10,726
Deferred revenue	9,944	636	5,173	(10,167)
Other long-term liabilities	382	(22)	768	(78)
Fair value of financial instruments	(27,616)	0	(27,616)	0
Cash from operating activities	66,916	82,873	232,502	239,236
Financing activities:
Common shares issued, net of issuance costs	0	0	96,034	0
Preferred shares issued, net of issuance costs	294,073	0	541,736	0
Draws on credit facilities	0	142,500	220,485	338,075
Repayment of credit facilities	(212,144)	(145,972)	(503,260)	(450,825)
Draws on other long-term liabilities	99,600	0	180,750	150,000
Repayment of other long-term liabilities	(6,225)	(5,869)	(18,408)	(15,723)
Common shares repurchased, including related expenses	0	0	(8,269)	0
Preferred shares redeemed, including related expenses	(13)	0	(333,074)	0
Preferred shares repurchased	0	(1,020)	0	(1,020)
Financing fees	(1,550)	(2,607)	(12,568)	(15,025)
Dividends on common shares	(38,284)	(36,105)	(109,347)	(69,533)
Dividends on preferred shares	(8,371)	(13,435)	(38,524)	(40,305)
Proceeds from sale-leaseback of vessels (note 9)	100,000	144,000	354,000	398,000
Cash from financing activities	227,086	81,492	369,555	293,644
Investing activities:
Expenditures for vessels	(106,755)	(148,297)	(322,291)	(540,626)
Short-term investments	24	9,549	1,074	(2,274)
Net proceeds from vessel disposal	5,843	0	5,843	0
Loans to affiliate (note 3)	(978)	(48,771)	(17,198)	(134,232)
Repayments of loans to affiliate (note 3)	0	9,127	54,306	192,574
Other assets	(317)	(510)	(634)	(417)
Restricted cash	0	0	(201)	0
Cash used in investing activities	(102,183)	(178,902)	(279,101)	(484,975)
Increase (decrease) in cash and cash equivalents	191,819	(14,537)	322,956	47,905
Cash and cash equivalents, beginning of period	346,657	264,197	215,520	201,755
Cash and cash equivalents, end of period	$ 538,476	$ 249,660	$ 538,476	$ 249,660